Earn-Out Shares - Summary of Activity for Earn-Out Liability (Detail) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change In Fair Value Of Earn-out Liability
Earn- out Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 61,024	$ 12,130
Incremental shares due to option holder forfeitures	16
Change in fair value	(48,910)	(12,124)
Fair value, Ending Balance	$ 12,130	$ 6